Fair Value Measurements - Schedule of Inputs for Fair Value (Details) - Breeze Holdings Acquisition Corp. [Member]	Dec. 31, 2024
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	0.13
Stock price [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	11.03
Strike price [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	11.5
Probability of completing a Business Combination [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	6.5
Dividend yield [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input
Term (in years) [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	5.25
Measurement Input, Option Volatility [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	11.3
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Inputs for Fair Value [Line Items]
Derivative Liability, Measurement Input	3.84